Subsequent Events	9 Months Ended
Mar. 31, 2012
Subsequent Events
Subsequent Events

17. Subsequent Events

        On March 12, 2012, pursuant to the authority granted to the Board by the stockholders at the Annual Meeting, the Board authorized the 15 to 1 reverse stock split and the decrease of the number of authorized shares of common stock from 200,000 shares to 40,000 shares. All share and per share data has been retroactively effected in the fiscal years ended June 30, 2010, 2011, and the nine months ended March 31, 2011, and 2012.

        On April 18, 2012, we entered into a Ninth Amendment ("Ninth Amendment") to the Amended and Restated Loan and Security Agreement ("Loan Agreement") with the Bank. The Ninth Amendment revises the terms of the Loan Agreement. See Note 8 "Revolving Lines of Credit" of the Notes to Consolidated Financial Statements.

        Lyris has reclassified its previously issued Consolidated Statements of Operations for the three months ended September 30, 2011, December 31, 2011, and March 31, 2012 in order to reclassify expenses between cost of revenues and research and development. See Note 1 "Overview and Basis of Presentation" of the Notes to Consolidated Financial Statements.